Retirement Benefit Plans - Total Defined Benefit Plan Amount Charged to Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Net interest income	£ (24)	£ (7)	£ (5)
Current service cost	34	41	31
Past service and GMP costs	1	41	1
Administration costs	8	8	8
Total	£ 19	£ 83	£ 35